Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP Zoetis Savings Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Total assets held for investment purposes	$ 2,054,083
Notes Receivable from Participants	15,082
TOTAL	$ 2,069,165
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	3.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	10.50%	10.50%
Investment, Identifier [Axis]: American EUPAC Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	342,320
Cost	$ 18,637
Total assets held for investment purposes	$ 20,738
Investment, Identifier [Axis]: BIF Money Fund | Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	5,082
Cost	$ 681
Total assets held for investment purposes	$ 681
Investment, Identifier [Axis]: BlackRock Equity Index Fund Class J | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	7,675,708
Cost	$ 161,659
Total assets held for investment purposes	$ 256,782
Investment, Identifier [Axis]: BlackRock MSCI EAFE Equity Fund M | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	1,307,155
Cost	$ 26,086
Total assets held for investment purposes	$ 36,276
Investment, Identifier [Axis]: BlackRock Mid Capitalization M | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	1,280,686
Cost	$ 39,628
Total assets held for investment purposes	$ 52,883
Investment, Identifier [Axis]: BlackRock Russell 1000 GR CL T | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	409,324
Cost	$ 34,626
Total assets held for investment purposes	$ 51,587
Investment, Identifier [Axis]: BlackRock Russell 1000 VL CL T | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	330,095
Cost	$ 16,950
Total assets held for investment purposes	$ 22,835
Investment, Identifier [Axis]: BlackRock Russell 2000 Fund M | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	1,005,378
Cost	$ 23,532
Total assets held for investment purposes	$ 36,983
Investment, Identifier [Axis]: BlackRock Tips Class K | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	1,093,501
Cost	$ 17,036
Total assets held for investment purposes	$ 19,289
Investment, Identifier [Axis]: BlackRock US Debt Index Fd Class M | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	1,959,018
Cost	$ 23,412
Total assets held for investment purposes	$ 25,221
Investment, Identifier [Axis]: Columbia TR Div Incm Inst 300 | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	4,710,904
Cost	$ 48,132
Total assets held for investment purposes	$ 69,580
Investment, Identifier [Axis]: Dodge & Cox International St | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	4,574,731
Cost	$ 51,431
Total assets held for investment purposes	$ 75,300
Investment, Identifier [Axis]: JP Morgan Core Bond Fund CL R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	3,991,765
Cost	$ 44,579
Total assets held for investment purposes	$ 41,674
Investment, Identifier [Axis]: JPMCB Large Cap Growth Fund CL A | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	1,273,917
Cost	$ 136,575
Total assets held for investment purposes	$ 161,494
Investment, Identifier [Axis]: MFS Mid Cap Growth Fund CIT | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	2,632,491
Cost	$ 44,729
Total assets held for investment purposes	$ 46,025
Investment, Identifier [Axis]: Self-Directed Brokerage Acct
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	0
Total assets held for investment purposes	$ 48,211
Investment, Identifier [Axis]: T. Rowe Price Stable Value Class Q | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	81,569,143
Cost	$ 81,569
Total assets held for investment purposes	$ 81,569
Investment, Identifier [Axis]: Vanguard Explorer Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	506,628
Cost	$ 50,694
Total assets held for investment purposes	$ 54,052
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	363,448
Cost	$ 24,168
Total assets held for investment purposes	$ 30,842
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	481,569
Cost	$ 33,846
Total assets held for investment purposes	$ 44,309
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	1,262,895
Cost	$ 90,754
Total assets held for investment purposes	$ 123,612
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	1,127,635
Cost	$ 85,201
Total assets held for investment purposes	$ 118,537
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	1,342,508
Cost	$ 108,035
Total assets held for investment purposes	$ 152,791
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	935,609
Cost	$ 78,478
Total assets held for investment purposes	$ 112,058
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	852,539
Cost	$ 72,762
Total assets held for investment purposes	$ 105,510
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	531,521
Cost	$ 56,437
Total assets held for investment purposes	$ 80,217
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	602,726
Cost	$ 34,254
Total assets held for investment purposes	$ 47,808
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	239,843
Cost	$ 8,955
Total assets held for investment purposes	$ 11,700
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	84,246
Cost	$ 2,197
Total assets held for investment purposes	$ 2,505
Investment, Identifier [Axis]: Vanguard Target Retirement Income TR I | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	205,140
Cost	$ 12,665
Total assets held for investment purposes	$ 15,525
Investment, Identifier [Axis]: Zoetis Common Stock Fund | Common stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares or Units (in shares)	2,560,490
Cost	$ 68,577
Total assets held for investment purposes	$ 107,489